Advances to Suppliers and Other	6 Months Ended
Jun. 30, 2024
Advances to Suppliers and Other [Abstract]
ADVANCES TO SUPPLIERS AND OTHER

NOTE 5 – ADVANCES TO SUPPLIERS AND OTHER

Advances to suppliers and other as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Advance to suppliers	$7,184,132	$1,747,551
Advance payment for potential factory lease and land purchase	1,000,000	1,000,000
Total	8,184,132	2,747,551

As of June 30, 2024 and December 31, 2023, there was an advance payment in the amount of $1,000,000, which was related to a potential long-term lease of customized factory for the purpose of expanding business in the energy storage industry.